GOING CONCERN	2 Months Ended
Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

As of April 30, 2026, the Company had cash of $132,508, working capital of $132,508 and an accumulated deficit of $906. The Company has not generated revenue since inception and expects to incur additional expenses as it continues to develop its franchising business and digital store-management support system.

The Company’s ability to continue as a going concern is dependent upon its ability to implement its business plan, generate revenue, obtain additional financing and achieve profitable operations. Management intends to fund operations through capital contributions, private placements, future revenue generation and, if necessary, additional financing arrangements.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may result from the outcome of this uncertainty.